INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended				6 Months Ended
	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt					$ 259,375	$ 234,000
Repayments of borrowings					356,625	$ 223,270
Amendments agreements, aggregate outstanding loan	$ 1,788,400				$ 1,788,400
Amendments agreements, weighted average CAS	0.0016				0.0016
Amendments agreements, weighted average CAS, interest period	3 months				3 months
Debt issuance cost	$ 21,473				$ 21,473		$ 23,113
$65.0 million term loan facility (Credit Agricole)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt				$ 65,000
Debt instrument, term				5 years
Interest rate amortization profile				18 years
$65.0 million term loan facility (Credit Agricole) | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.70%
$65.0 million term loan facility (KFW)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt				$ 65,000
Debt instrument, term				5 years
Interest rate amortization profile				20 years
$65.0 million term loan facility (KFW) | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.70%
$129.4 million term loan facility
Disclosure of detailed information about borrowings [line items]
Debt instrument, term		5 years
Interest rate amortization profile		18 years
Line of credit facility, maximum borrowing capacity		$ 129,400
$129.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.80%
$110.5 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity									$ 80,100
$110.5 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.90%
$275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	74,400		$ 60,000
Notional amount								$ 275,000
Undrawn borrowing facilities	$ 199,700				$ 199,700